Document and Entity Information	Nov. 12, 2019
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001668243
Document Type	8-K
Document Period End Date	Nov. 12, 2019
Entity Registrant Name	UROGEN PHARMA LTD.
Entity Incorporation State Country Code	L3
Entity File Number	001-38079
Entity Tax Identification Number	98-1460746
Entity Address, Address Line One	499 Park Avenue
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	+1 (646)
Local Phone Number	768-9780
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, par value NIS0.01 per share
Trading Symbol	URGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false